Shareholders’ Deficit - Schedule of Financial Statements with Respect to the EIPs (Details) - Equity Incentives Plans [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Statements with Respect to the EIPs [Line Items]
Total cost of share-based payment plans during the period	$ 297,522	$ 7,126	$ 158,625	$ 153,186
Amounts capitalized in deferred equity compensation during period
Amounts written off from deferred equity compensation during period				57,147
Amounts charged against income for amounts previously capitalized
Amounts charged against income, before income tax benefit	297,522	7,126	158,625	210,333
Amount of related income tax benefit recognized in income